CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash	$ 3,589,244	$ 9,352,538
VAT receivable	217,843	0
Inventories	60,383	0
Prepaid expenses and deposits	512,782	281,475
Total current assets	4,380,252	9,634,013
Non-current assets
Right-of-use assets, net	206,090
Property, plant & equipment, net	897,627
Intangible software, net		178,403
Total non-current assets	1,103,717	178,403
Total assets	5,483,969	9,812,416
Current liabilities:
Accounts payable and accrued liabilities	120,894	705,605
Current operating lease liabilities	47,955
Accounts payable - related parties		18,296
Note payable		146,250
Deferred revenue		38,250
Total current liabilities	168,849	908,401
Non-current liabilities:
Non-current operating lease liabilities	176,345
Total liabilities	345,194	908,401
Commitment and contingencies (Note 15)
Stockholders' equity
Ordinary shares, $0.001 par value, 50,000,000 shares Authorised; 2,573,903 and 1,554,709 issued and outstanding as of March 31, 2024 and 2023, respectively	2,574	1,557
Reserves	23,890,229	20,921,005
Accumulated deficit	(18,527,997)	(11,794,460)
Accumulated other comprehensive income (loss )	1,951	(1,688)
Total stockholders' equity (Virax)	5,366,757	9,126,414
Non-controlling interests	(227,982)	(222,399)
Total stockholders' equity	5,138,775	8,904,015
Total liabilities and stockholders' equity	$ 5,483,969	$ 9,812,416